Provisions - Summary of Changes in Provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure Of Noncurrent Provisions [Line Items]
At December 31, 2024	$ 18,204
At January 1, 2024	14,857
At June 30, 2025	18,132
At December 31, 2023	9,317
Restructuring
Disclosure Of Noncurrent Provisions [Line Items]
At December 31, 2024	33,061
Additional provisions recognized	2,054
Unwinding of discount effect	303
Reversal of non-utilized amounts	(1,636)
Amounts used during the year	(8,235)
Exchange differences	1,902
At June 30, 2025	27,449
Non-current, Restructuring	9,317
Current, Restructuring	$ 18,132